Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings per share
	Consolidated
	December 2024	December 2023
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(3,304,359)	(1,685,644)
	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	8,620,569	8,118,075

Weighted average number of ordinary shares used in calculating diluted earnings per share*	8,620,569	8,118,075
	$	$
Basic loss per share	(0.38)	(0.21)
Diluted loss per share	(0.38)	(0.21)

	Consolidated
	30 June 2024	30 June 2023
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(3,546,195)	(3,506,220)
	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	8,118,075	7,940,026
Weighted average number of ordinary shares used in calculating diluted earnings per share*	8,118,075	7,940,026
	$	$
Basic loss per share	(0.44)	(0.44)
Diluted loss per share	(0.44)	(0.44)

*        There are no items to be disclosed under diluted EPS. Refer to comments below for transactions that may effect the diluted earnings per share in future periods.